Share-based payments - Movements and Weighted-average Exercise Price for Options Granted (Details)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)	22,938,050	22,938,050	21,664,190	21,664,190
Options granted, Granted (in shares)	5,586,650	5,586,650	5,224,050	5,224,050
Exercise of share options (in shares)	(85,900)	(85,900)	(125,700)	(125,700)	(534,800)	(534,800)
Options granted, Forfeited (in shares)	(3,193,475)	(3,193,475)	(3,824,490)	(3,824,490)
Options granted, Ending balance (in shares)	25,245,325	25,245,325	22,938,050	22,938,050	21,664,190	21,664,190
Options granted, Exercisable (in shares)	7,386,400	7,386,400	3,188,675	3,188,675			7,386,400	3,188,675
Ordinary shares | WPP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)	0	0	6,741	6,741
Options granted, Granted (in shares)	0	0	0	0
Exercise of share options (in shares)	0	0	0	0
Options granted, Forfeited (in shares)	0	0	(6,741)	(6,741)
Options granted, Ending balance (in shares)	0	0	0	0	6,741	6,741
Options granted, Exercisable (in shares)	0	0	0	0			0	0
Weighted-average exercise price for options, 1 January (in pound per share) | £ / shares	£ 0		£ 9.355
Weighted-average exercise price for options, Granted (in pound per share) | £ / shares	0		0
Weighted-average exercise price for options, Exercised (in pound per share) | £ / shares	0		0
Weighted-average exercise price for options, Forfeited (in pound per share) | £ / shares	0		9.355
Weighted-average exercise price for options, Outstanding 31 December (in pound per share) | £ / shares	0		0		£ 9.355
Weighted-average exercise price for options, Exercisable (in pound per share) | £ / shares	£ 0	£ 0	£ 0	£ 0
Ordinary shares | WWOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)	1,639,025	1,639,025	2,049,299	2,049,299
Options granted, Granted (in shares)	0	0	0	0
Exercise of share options (in shares)	0	0	(2,575)	(2,575)
Options granted, Forfeited (in shares)	(624,725)	(624,725)	(407,699)	(407,699)
Options granted, Ending balance (in shares)	1,014,300	1,014,300	1,639,025	1,639,025	2,049,299	2,049,299
Options granted, Exercisable (in shares)	0	0	0	0			0	0
Weighted-average exercise price for options, 1 January (in pound per share) | £ / shares	£ 13.224		£ 12.923
Weighted-average exercise price for options, Granted (in pound per share) | £ / shares	0		0
Weighted-average exercise price for options, Exercised (in pound per share) | £ / shares	0		8.458
Weighted-average exercise price for options, Forfeited (in pound per share) | £ / shares	13.432		11.565
Weighted-average exercise price for options, Outstanding 31 December (in pound per share) | £ / shares	13.145		13.224		£ 12.923
Weighted-average exercise price for options, Exercisable (in pound per share) | £ / shares	£ 0	£ 0	£ 0	£ 0
Ordinary shares | WSOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)	21,299,025	21,299,025	19,608,150	19,608,150
Options granted, Granted (in shares)	5,586,650	5,586,650	5,224,050	5,224,050
Exercise of share options (in shares)	(85,900)	(85,900)	(123,125)	(123,125)
Options granted, Forfeited (in shares)	(2,568,750)	(2,568,750)	(3,410,050)	(3,410,050)
Options granted, Ending balance (in shares)	24,231,025	24,231,025	21,299,025	21,299,025	19,608,150	19,608,150
Options granted, Exercisable (in shares)	7,386,400	7,386,400	3,188,675	3,188,675			7,386,400	3,188,675
Weighted-average exercise price for options, 1 January (in pound per share) | £ / shares	£ 10.356		£ 10.854
Weighted-average exercise price for options, Granted (in pound per share) | £ / shares	0		8.684
Weighted-average exercise price for options, Exercised (in pound per share) | £ / shares	8.350		8.357
Weighted-average exercise price for options, Forfeited (in pound per share) | £ / shares	9.959		10.530
Weighted-average exercise price for options, Outstanding 31 December (in pound per share) | £ / shares	9.652		10.356		£ 10.854
Weighted-average exercise price for options, Exercisable (in pound per share) | £ / shares	£ 0	£ 0	£ 7.344	£ 7.344
American depository receipts | WWOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January (in dollars per share) | $ / shares		£ 106.379		£ 101.693
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares		0		0
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares		0		0
Weighted-average exercise price for options, Forfeited (in dollars per share) | $ / shares		109.949		85.706
Weighted-average exercise price for options, Outstanding 31 December (in dollars per share) | $ / shares		102.670		106.379		$ 101.693
Weighted-average exercise price for options, Exercisable (in dollars per share) | $ / shares							$ 0	$ 0
American depository receipts | WSOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January (in dollars per share) | $ / shares		67.910		72.228
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares		0		52.600
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares		48.950		53.270
Weighted-average exercise price for options, Forfeited (in dollars per share) | $ / shares		66.181		71.674
Weighted-average exercise price for options, Outstanding 31 December (in dollars per share) | $ / shares		£ 62.587		£ 67.910		$ 72.228
Weighted-average exercise price for options, Exercisable (in dollars per share) | $ / shares							$ 44.120	$ 48.950